Parties-In-Interest - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by plan for custodial, advisory, and record keeping services	$ 186,891
Investment in common stock, value	107,100,843	$ 101,048,400
Fidelity Management Trust Company
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by plan for custodial, advisory, and record keeping services	186,891
Employer Common Stock
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock, value	5,203,906	8,513,372
Employer Common Stock | Fidelity Management Trust Company
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock, value	$ 5,203,906	$ 8,513,372
Investment in common stock, shares	428,658	423,340
Investment in common stock, market price per share	$ 12.14	$ 20.11